Organization - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Dec. 19, 2016	Jan. 31, 2011 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) Entity	Dec. 31, 2017 CNY (¥) Entity	Mar. 31, 2017
Organization [Line Items]
Number of additional VIEs controlled through Primary Beneficiaries | Entity				2	2
Assets pledged as collateral				$ 48,321,000	¥ 335,491,000
Unconsolidated VIE's carrying amount of assets				0	0
Unconsolidated VIE's carrying amount of liabilities				0	0
Maximum exposure to loss related to arrangements with variable interest entity				$ 9,198,000	¥ 59,846,000
Internet Data Center Services
Organization [Line Items]
Equity interest percentage by parent						51.00%
Warburg Pincus
Organization [Line Items]
Equity interest percentage						49.00%
Option Agreement
Organization [Line Items]
Exclusive option price			¥ 1,000
Agreement agreement between 21Vianet China and the 21Vianet Technology, term	10 years		10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date	Dec. 18, 2026		Dec. 18, 2016
Technical Consulting and Service Agreement
Organization [Line Items]
Agreement agreement between 21Vianet China and the 21Vianet Technology, term	10 years		10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date	Dec. 18, 2026		Dec. 18, 2016
Service fee per hour			¥ 1,000
Loan Agreement | Shareholders | Loan one
Organization [Line Items]
Loan facility provided to related parties		¥ 7,000,000
Loan Agreement | Shareholders | Loan Two
Organization [Line Items]
Loan facility provided to related parties		¥ 3,000,000